LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of right of use assets

	Original values
			Decrease
Type of good	At the beginning	Increase		At the end

Machinery and equipment	20	7	-	27
Advances to suppliers	-	6	-	6
Total at 12.31.2023	20	13	-	33
Total at 12.31.2022	20	1	(1)	20

	Amortization
Type of good	At the beginning	For the year	At the end
Machinery and equipment	(11)	(1)	(12)
Total at 12.31.2023	(11)	(1)	(12)
Total at 12.31.2022	(8)	(3)	(11)

	Net book values
Type of good	At 12.31.2023	At 12.31.2022
Machinery and equipment	15	9
Advances to suppliers	6
Total at 12.31.2023	21
Total at 12.31.2022		9

Schedule of lease liabilities

	12.31.2023	12.31.2022
At the beginning of the year	12	13
Increases	7	1
Result from measurement at present value (1)	2	2
Reversal of unused amounts	-	(1)
Payments	(3)	(3)
At the end of the year	18	12

(1)	Included in Other financial results.

Schedule of lease liabilities payments by maturity

12.31.2023
Three months to one year	4
One to two years	2
Two to three years	3
Three to four years	3
Four to five years	3
More than five years	17
Total	32

Schedule of lease receivable by maturity

12.31.2023
Less than three months	2
Three months to one year	4
One to two years	7
Two to three years	4
Total	17

Schedule of future minimum collections from operating leases

12.31.2023
Three months to one year	1
One to two years	1
Total	2